Annual Total Returns- Janus Henderson Global Research Portfolio (Institutional Shares) [BarChart] - Institutional Shares - Janus Henderson Global Research Portfolio - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.74%)	20.08%	28.43%	7.44%	(2.29%)	2.07%	27.03%	(6.87%)	29.04%	20.06%